Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Analysis of results by business

The segment results below reflect the continuing operations of Barclays Bank Group and hence the UK banking business is excluded as it meets the requirement to be presented as a discontinued operation under IFRS 5, Non-current Assets Held for Sale and Discontinued Operations.

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2018
Total income[a]	9,741	4,267	(408)	13,600
Credit impairment releases/(charges) and other provisions	152	(808)	13	(643)
Net operating income/(expenses)	9,893	3,459	(395)	12,957
Operating expenses	(7,459)	(2,304)	(130)	(9,893)
GMP charge	-	-	(140)	(140)
Litigation and conduct	(68)	(59)	(1,579)	(1,706)
Total operating expenses	(7,527)	(2,363)	(1,849)	(11,739)
Other net income/(expenses)[b]	28	41	(1)	68
Profit/(loss) before tax from continuing operations	2,394	1,137	(2,245)	1,286
Total assets	£792.5bn	£71.6bn	£13.6bn	£877.7bn
Number of employees (full time equivalent)	-	-	-	-

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Non-Core[c]	Barclays Bank Group
	£m	£m	£m	£m	£m
For the year ended 31 December 2017
Total income	9,901	4,504	(148)	(527)	13,730
Credit impairment charges and other provisions	(213)	(1,293)	(17)	(30)	(1,553)
Net operating income/(expenses)	9,688	3,211	(165)	(557)	12,177
Operating expenses	(7,610)	(2,167)	(202)	(251)	(10,230)
Litigation and conduct	(267)	(2)	(151)	(28)	(448)
Total operating expenses	(7,877)	(2,169)	(353)	(279)	(10,678)
Other net income/(expenses)[b]	133	121	(192)	197	259
Profit/(Loss) before tax from continuing operations	1,944	1,163	(710)	(639)	1,758
Total assets[d]	£788.7bn	£67.4bn	£35.8bn	-	£1,129.3bn
Number of employees (full time equivalent)	-	-	-	-	-

Notes

a £351m of certain capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in full year 2017.

b Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

c Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in CIB, Head Office and Barclays Bank UK PLC.

d Total assets for UK banking business are included within Barclays Bank Group for 2017.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Non-Core	Barclays Bank Group
	£m	£m	£m	£m	£m
For the year ended 31 December 2016
Total income	10,552	4,462	354	(1,166)	14,202
Credit impairment charges and other provisions	(260)	(1,095)	-	(122)	(1,477)
Net operating income/(expenses)	10,292	3,367	354	(1,288)	12,725
Operating expenses	(7,588)	(1,828)	(124)	(1,606)	(11,146)
Litigation and conduct	(45)	(3)	(27)	(246)	(321)
Total operating expenses	(7,633)	(1,831)	(151)	(1,852)	(11,467)
Other net income[a]	1	31	273	331	636
Profit before tax from continuing operations	2,660	1,567	476	(2,809)	1,894
Total assets[b,d]	£589.3bn	£58.5bn	£76.8bn	£279.7bn	£1,214.0bn
Number of employees (full time equivalent)[c]	-	-	-	-	-

Notes

a Other net income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

b Africa Banking assets held for sale are reported in Head Office 2016.

c Total assets for UK banking business are included within Barclays Bank Group for 2016.

d As a result, total income, operating expenses and profit before tax attributed to the Head Office segment have decreased by £750m, £1m and £749m respectively when compared to the 2016 published annual report.

Income by geographic region (audited)
Income by geographic region
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	4,532	3,844	3,856
Europe	1,434	1,663	2,078
Americas	6,936	7,443	7,278
Africa and Middle East	142	251	419
Asia	556	529	571
Total	13,600	13,730	14,202

Income from individual countries which represent more than 5% of total income[a]
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	4,532	3,844	3,856
United States	6,676	6,871	6,876

Note

a Total income is based on counterparty location. Income from each single external customer does not amount to 10% or greater of the Barclays Bank Group total income.